Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2018		61,484	5,961	1,774	69,219
Additions		2,699	72	1,437	4,208
Acquisition through business combinations		144	49	—	193
Transfers		898	43	(1,447)	(506)
Retirements and disposals		(969)	(54)	—	(1,023)
Impairment losses recognized in earnings	8	(8)	—	—	(8)
December 31, 2018		64,248	6,071	1,764	72,083
ACCUMULATED DEPRECIATION
January 1, 2018		41,949	3,241	—	45,190
Depreciation		2,923	222	—	3,145
Retirements and disposals		(931)	(52)	—	(983)
Other		(107)	(6)	—	(113)
December 31, 2018		43,834	3,405	—	47,239
NET CARRYING AMOUNT
January 1, 2018		19,535	2,720	1,774	24,029
December 31, 2018		20,414	2,666	1,764	24,844

(1)	Includes assets under finance leases.

FOR THE YEAR ENDED DECEMBER 31, 2017	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2017	58,670	5,572	1,374	65,616
Additions	2,491	70	1,587	4,148
Acquisition through business combinations	653	264	76	993
Transfers	775	77	(1,263)	(411)
Retirements and disposals	(1,105)	(22)	—	(1,127)
December 31, 2017	61,484	5,961	1,774	69,219
ACCUMULATED DEPRECIATION
January 1, 2017	40,228	3,047	—	43,275
Depreciation	2,813	221	—	3,034
Retirements and disposals	(1,054)	(19)	—	(1,073)
Other	(38)	(8)	—	(46)
December 31, 2017	41,949	3,241	—	45,190
NET CARRYING AMOUNT
January 1, 2017	18,442	2,525	1,374	22,341
December 31, 2017	19,535	2,720	1,774	24,029

(1)	Includes assets under finance leases.

Finance leases

Additions to and net carrying amount of assets under finance leases
The following table shows additions to and the net carrying amount of assets under finance leases.

FOR THE YEAR ENDED DECEMBER 31	ADDITIONS		NET CARRYING AMOUNT
	2018	2017	2018	2017
Network infrastructure and equipment	405	334	1,487	1,435
Land and buildings	1	2	460	467
Total	406	336	1,947	1,902

Reconciliation of minimum future lease payments
The following table provides a reconciliation of our minimum future lease payments to the present value of our finance lease obligations.

AT DECEMBER 31, 2018	NOTE	2019	2020	2021	2022	2023	THERE- AFTER	TOTAL
Minimum future lease payments	26	586	513	344	276	238	667	2,624
Less:
Future finance costs		(120)	(101)	(83)	(66)	(49)	(108)	(527)
Present value of future lease obligations		466	412	261	210	189	559	2,097